CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/LOSS - 10K - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Research and development	$ 8,175,878	$ 3,139,835	$ 5,519,300
Operating expenses
Selling, general and administrative	10,582,068	12,646,653	13,119,029
Research and development	13,130,529	10,707,354	13,785,083
Patent preparation fees	1,009,053	987,777	1,421,218
Litigation accrual expense	14,407,494	188,465,065	197,207
Restructuring charges	0	0	512,944
Total operating expenses	39,129,144	212,806,849	29,035,481
Operating loss	(30,953,266)	(209,667,014)	(23,516,181)
Decrease (increase) in fair value of common stock warrants	0	313,425	(73,756)
Non-cash interest expense	(266,726)	(455,810)	(1,207,332)
Other income, net	42,202	1,065	1,497
Reorganization items, net	(7,811,551)	(2,126,536)	0
Loss before income taxes	(38,989,341)	(211,934,870)	(24,795,772)
Benefit from (provision for) income taxes	(461,983)	(53,528,268)	7,618,439
Net and comprehensive income (loss)	$ (39,451,324)	$ (265,463,138)	$ (17,177,333)
Basic earnings (loss) per share	$ (0.73)	$ (4.97)	$ (0.33)
Diluted earnings (loss) per share	$ (0.73)	$ (4.97)	$ (0.33)
Weighted average shares outstanding: basic	53,777,687	53,419,686	52,368,842
Weighted average shares outstanding: diluted	53,777,687	53,419,686	52,368,842